CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Revenues:
Total revenues	¥ 7,785,180	$ 1,066,566	¥ 7,047,461	¥ 8,180,107
Cost of revenues	(6,444,254)	(882,859)	(6,197,292)	(7,750,569)
Gross profit	1,340,926	183,707	850,169	429,538
Operating expenses:
Selling and marketing expenses	(479,369)	(65,673)	(460,221)	(560,059)
General and administrative expenses	(834,854)	(114,375)	(1,060,022)	(1,149,677)
Research and development expenses	(845,989)	(115,900)	(784,807)	(971,216)
Impairment of long-lived assets	(919,724)	(126,002)	(653,670)	0
Total operating expenses	(3,079,936)	(421,950)	(2,958,720)	(2,680,952)
Operating loss	(1,739,010)	(238,243)	(2,108,551)	(2,251,414)
Interest income	27,008	3,700	78,410	80,743
Interest expense	(229,705)	(31,469)	(146,026)	(137,812)
Foreign exchange loss	19,531	2,676	57,211	334,629
Other loss, net	(12,946)	(1,774)	(32,673)	(43,810)
Other income (expenses), net	(6,382)	(874)	100,363	23,007
Loss before income taxes	(1,980,566)	(271,336)	(2,165,688)	(2,663,915)
Income tax (expense) benefit	1,524	209	(17,959)	(24,473)
Net loss	(1,979,042)	(271,127)	(2,183,647)	(2,688,388)
Less: net loss attributable to non-controlling interests	(12,362)	(1,694)	(7,307)	(30,204)
Net Income (Loss)	¥ (1,966,680)	$ (269,433)	¥ (2,176,340)	¥ (2,658,184)
Net loss per share:
Basic | (per share)	¥ (0.54)	$ (0.07)	¥ (0.61)	¥ (0.73)
Diluted | (per share)	¥ (0.54)	$ (0.07)	¥ (0.61)	¥ (0.73)
Shares used in the net loss per share computation:
Basic	3,658,088,876	3,658,088,876	3,558,354,940	3,623,838,985
Diluted	3,658,088,876	3,658,088,876	3,558,354,940	3,623,838,985
Other comprehensive income, net of tax of nil:
Foreign currency translation adjustments	¥ 11,536	$ 1,580	¥ 102,241	¥ 660,697
Comprehensive loss	(1,967,506)	(269,547)	(2,081,406)	(2,027,691)
Less: Comprehensive loss attributable to non-controlling interests	(12,384)	(1,697)	(7,334)	(30,463)
Comprehensive loss attributable to Kingsoft Cloud Holdings Limited	(1,955,122)	(267,850)	(2,074,072)	(1,997,228)
Public cloud services
Revenues:
Total revenues	5,007,251	685,991	4,381,741	5,360,282
Enterprise cloud services
Revenues:
Total revenues	2,777,777	380,554	2,663,993	2,816,976
Others
Revenues:
Total revenues	¥ 152	$ 21	¥ 1,727	¥ 2,849